Intangible Assets, Goodwill and Other Assets (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 398,870	$ 396,823
Accumulated Amortization	236,268	214,417
Carrying Value	$ 162,602	182,406
Other
Finite-Lived Intangible Assets [Line Items]
Weighted Amortization Period in Years	5 years
Gross Carrying Amount	$ 30,947	28,900
Accumulated Amortization	16,519	13,483
Carrying Value	14,428	15,417
Sodium minerals and sulfur services
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	134,132	134,132
Accumulated Amortization	133,688	129,110
Carrying Value	$ 444	5,022
Sodium minerals and sulfur services | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Amortization Period in Years	5 years
Gross Carrying Amount	$ 94,654	94,654
Accumulated Amortization	94,654	92,493
Carrying Value	$ 0	2,161
Sodium minerals and sulfur services | Licensing agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Amortization Period in Years	6 years
Gross Carrying Amount	$ 38,678	38,678
Accumulated Amortization	38,678	36,528
Carrying Value	$ 0	2,150
Sodium minerals and sulfur services | Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Weighted Amortization Period in Years	3 years
Gross Carrying Amount	$ 800	800
Accumulated Amortization	356	89
Carrying Value	444	711
Onshore facilities and transportation
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	48,690	48,690
Accumulated Amortization	40,530	40,015
Carrying Value	$ 8,160	8,675
Onshore facilities and transportation | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Amortization Period in Years	5 years
Gross Carrying Amount	$ 35,430	35,430
Accumulated Amortization	35,123	35,082
Carrying Value	$ 307	348
Onshore facilities and transportation | Intangibles associated with lease
Finite-Lived Intangible Assets [Line Items]
Weighted Amortization Period in Years	15 years
Gross Carrying Amount	$ 13,260	13,260
Accumulated Amortization	5,407	4,933
Carrying Value	$ 7,853	8,327
Marine transportation
Finite-Lived Intangible Assets [Line Items]
Weighted Amortization Period in Years	5 years
Gross Carrying Amount	$ 27,000	27,000
Accumulated Amortization	17,100	11,700
Carrying Value	$ 9,900	15,300
Offshore pipeline transportation services
Finite-Lived Intangible Assets [Line Items]
Weighted Amortization Period in Years	19 years
Gross Carrying Amount	$ 158,101	158,101
Accumulated Amortization	28,431	20,109
Carrying Value	$ 129,670	$ 137,992